Total
HARTFORD DISCIPLINED EQUITY HLS FUND
HARTFORD DISCIPLINED EQUITY HLS FUND

September 21, 2020

SUPPLEMENT TO

HARTFORD Disciplined equity HLS FUND class IC PROSPECTUS

DATED JUNE 23, 2020

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

(2)	Effective immediately, under the heading “Hartford Disciplined Equity HLS Fund Summary Section -Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the expense example are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	HARTFORD DISCIPLINED EQUITY HLS FUND IC
Management fees	0.57%	[1]
Distribution and/or service (12b-1) fees	0.25%
Total other expenses	0.29%	[2]
Administrative services fee	0.25%
Other expenses	0.04%
Total annual fund operating expenses	1.11%
[1]	"Management fees" have been restated to reflect current fees.
[2]	"Total other expenses" are estimated for the current fiscal year.

Example.

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

●	You invest $10,000

●	Your investment has a 5% return each year

●	The Fund’s operating expenses remain the same

●	You reinvest all dividends and distributions

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses whether or not you were to redeem your investment at the end of each time period indicated:

Expense Example	Year 1	Year 3	Year 5	Year 10
HARTFORD DISCIPLINED EQUITY HLS FUND | IC | USD ($)	113	353	612	1,352

Expense Example No Redemption	Year 1	Year 3	Year 5	Year 10
HARTFORD DISCIPLINED EQUITY HLS FUND | IC | USD ($)	113	353	612	1,352